Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Summary of components of income tax provision (benefit)
	Year ended
	2012	2011
Current	$(158,895)	$–
Deferred	(1,386,246)	(1,398,479)
Less increase in allowance	1,386,246	1,398,479
Net deferred	–	–
Total income tax provisions (benefit)	$(158,895)	$–

Individual components of deferred tax asset

	Year ended
	2012	2011
Net operating loss carryforwards	$4,107,084	$3,075,986
Stock based compensation	3,848,988	3,600,874
Depreciation and amortization	289,345	289,345
Tax credit carryforward	107,854	820
Total	8,353,271	6,967,025
Less valuation allowance	(8,353,271)	(6,967,025)
Net deferred tax assets	$–	$–

Differences between United States statutory federal income tax rate and effective income tax rate
	Year ended
	2012	2011
Tax benefit at statutory United States federal rate	$(1,186,565)	$(1,362,096)
State income tax credit net of federal benefit	(187,427)	(36,383)
Tax credits	(107,034)
Adjustments from prior year	(64,115)
Change in valuation reserves	1,386,246	1,398,479
Current tax (expense) income	(158,895)	0
Effective tax rate (%)	4%	0%